Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 31, 2013 USD ($) m²
Commitments and Contingencies
Rental expense of operating lease	$ 28,300	$ 27,300	$ 21,200
Operating leases commitments
Total	23,236
Less than One Year	17,907
One to Three Years	4,471
Three to Five Years	729
More than Five Years	129
Purchase commitments
Total	250,864
Less than One Year	225,817
One to Three Years	24,680
Three to Five Years	367
More than Five Years	0
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing
Purchase commitments
Gross floor area (in square meters) | m²				132,000
Amount paid as of balance sheet date	$ 178,300
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing | Minimum
Purchase commitments
Aggregate construction cost expected to be				$ 240,000
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing | Maximum
Purchase commitments
Aggregate construction cost expected to be				$ 260,000